CAPITAL RISK MANAGEMENT - Available Liquidity (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Cash and cash equivalents	$ 1,344	$ 898	$ 800
Short-term borrowings	4,000	2,959
Total	10,349	7,801
Net available	5,879	4,833
Revolving and Letters of Credit
Disclosure of classes of share capital [line items]
Borrowings	55	13
Revolving Credit Facility
Disclosure of classes of share capital [line items]
Maximum borrowing capacity	4,260	4,000
Borrowings	10	10
Net available	4,135	3,535
Letters of Credit
Disclosure of classes of share capital [line items]
Maximum borrowing capacity	45	3
Borrowings	45	3
Net available	0	0
Revolving And Non-Revolving Credit Facility Borrowings And Accounts Receivable Securitization
Disclosure of classes of share capital [line items]
Borrowings	4,415
Revolving
Disclosure of classes of share capital [line items]
Borrowings	115
Non-revolving
Disclosure of classes of share capital [line items]
Maximum borrowing capacity	2,300	500
Borrowings	2,300	500
Net available	0	0
Short-term borrowings	2,000	507	0
Receivables securitization
Disclosure of classes of share capital [line items]
Net available	400	400
Trade receivables, maximum commitment	2,400	2,400
Short-term borrowings	$ 2,000	2,000	$ 1,600
Accounts Receivable Securitization Program And Non-Revolving Credit Facility
Disclosure of classes of share capital [line items]
Short-term borrowings		2,500
US CP Program
Disclosure of classes of share capital [line items]
Borrowings		$ 455